Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 229	$ 200
Less: Allowance for doubtful accounts	(2)	(1)
Accounts receivable - net	$ 227	$ 199